Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“non-PEO NEOs”) as reported in the Summary Compensation Table for the past four fiscal years, as well as their “compensation actually paid” as calculated pursuant to recently adopted SEC rules and certain performance measures required by the rules.

Year[1]	Summary Compensation Table Total for PEO[2] ($)	Compensation Actually Paid to PEO[3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[2] ($)	Average Compensation Actually Paid to Non-PEOs Named Executive Officers[4] ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in Millions)	Adjusted EBITDA as a Percentage of Net Sales[6]
					Total Shareholder Return ($)	Peer Group Total Shareholder Return[5] ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	17,368,723	5,755,074	3,013,740	1,329,320	201.58	287.31	292.8	28.7%
2023	13,405,690	32,727,950	2,925,224	4,304,294	243.04	238.72	180.7	26.7%
2022	12,071,147	(14,955,812)	4,032,331	(1,180,462)	132.44	142.94	208.9	29.7%
2021	10,498,881	28,998,082	2,531,346	6,304,090	278.79	219.50	409.1	30.4%
2020	10,185,801	30,833,487	2,032,973	6,664,122	192.83	153.66	—	29.2%

Company Selected Measure Name	djusted EBITDA
Named Executive Officers, Footnote	The PEO and non-PEO NEOs for the applicable years were as follows:
2024: Mr. Loy served as our PEO; Ms. LaGorga, Ms. Rice, Mr. Woodland and Mr. Colella served as our non-PEO NEOs.
2023: Mr. Loy served as our PEO; Ms. LaGorga, Mr. Woodland, Ms. Rice, Mr. Colella, Mr. Graves and Mr. Tison served as our non-PEO NEOs.
2022: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice, Mr. Colella and Mr. Woodland served as our non-PEO NEOs.
2021: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice and Mr. Haris served as our non-PEO NEOs.
2020: Mr. Loy served as our PEO; Mr. Graves, Mr. Edlund, Ms. Rice and Mr. Haris served as our non-PEO NEOs.

Peer Group Issuers, Footnote	The peer group for each listed fiscal year consists of the companies listed in the Philadelphia Semiconductor Index TSR effective as of December 31, 2024.
PEO Total Compensation Amount	$ 17,368,723	$ 13,405,690	$ 12,071,147	$ 10,498,881	$ 10,185,801
PEO Actually Paid Compensation Amount	$ 5,755,074	32,727,950	(14,955,812)	28,998,082	30,833,487
Adjustment To PEO Compensation, Footnote	PEO - Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the PEO for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (c) of the Pay Versus Performance table:

Year	Summary Compensation Table Total for PEO ($)	Value of Summary Compensation Table Stock Awards and Option Awards ($)	Year-End Fair Value of Equity Awards Granted During Applicable Year that Remain Unvested as of Year-End ($)	Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested Applicable Year ($)	Compensation Actually Paid ($)
2024	17,368,723	(14,896,910)	8,352,366	(7,041,893)	1,972,788	5,755,074
2023	13,405,690	(11,132,369)	18,504,501	8,861,419	3,088,709	32,727,950
2022	12,071,147	(9,472,554)	3,338,027	(19,164,110)	(1,728,323)	(14,955,812)
2021	10,498,881	(7,513,579)	12,131,903	12,448,578	1,432,299	28,998,082
2020	10,185,801	(7,615,713)	14,455,226	(2,147,538)	15,955,710	30,833,487

Non-PEO NEO Average Total Compensation Amount	$ 3,013,740	2,925,224	4,032,331	2,531,346	2,032,973
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,329,320	4,304,294	(1,180,462)	6,304,090	6,664,122
Adjustment to Non-PEO NEO Compensation Footnote	Average non-PEO NEO Compensation Actually Paid
The amounts in the following table represent each of the amounts deducted and added to the equity award values for the non-PEO NEOs for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (e) of the Pay Versus Performance table:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)	Average Value of Summary Compensation Table Stock Awards and Option Awards ($)	Average Year-End Fair Value of Equity Awards Granted During Applicable Year that Remain Unvested as of Year-End ($)	Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End ($)	Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)
2024	3,013,740	(2,077,222)	1,164,597	(924,955)	153,160	1,329,320
2023	2,925,224	(2,073,091)	2,621,341	737,908	92,912	4,304,294
2022	4,032,331	(3,178,153)	901,518	(2,611,814)	(324,344)	(1,180,462)
2021	2,531,346	(1,428,038)	2,305,895	2,487,675	407,212	6,304,090
2020	2,032,973	(1,023,726)	2,305,459	(858,487)	4,207,903	6,664,122

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR (COMPANY TSR & PEER GROUP TSR)

PEO CAP	NEO Avg CAP
Entegris Cumulative TSR	Peer Group Cumulative TSR

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET INCOME

PEO CAP	NEO Avg CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. ADJUSTED EBITDA AS A PERCENTAGE OF NET SALES

PEO CAP	NEO Avg CAP	Adjusted EBITDA as a percentage of net sales

Total Shareholder Return Vs Peer Group
The following graphic compares the cumulative total stockholder return (“TSR”) on our common stock from December 31, 2019 through December 31, 2024 with the cumulative total return of the Philadelphia Semiconductor Index, assuming $100 was invested at the close of trading December 31, 2019 in our common stock and the Philadelphia Semiconductor Index and that all dividends are reinvested.

Entegris, Inc.	Philadelphia Semiconductor Index

Total Shareholder Return Amount	$ 201.58	243.04	132.44	278.79	192.83
Peer Group Total Shareholder Return Amount	287.31	238.72	142.94	219.50	153.66
Net Income (Loss)	$ 292,800,000	$ 180,700,000	$ 208,900,000	$ 409,100,000	$ 0
Company Selected Measure Amount	0.287	0.267	0.297	0.304	0.292
PEO Name	Mr. Loy	Mr. Loy	Mr. Loy	Mr. Loy	Mr. Loy
Additional 402(v) Disclosure	The Summary Compensation Table totals reflected are as reported for the PEO and the average of the non-PEO NEOs for each of the years shown.
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	The Company has identified Adjusted EBITDA as a percentage of net sales as our company-selected measure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the non-PEO NEOs in 2024 to the Company’s performance. See Appendix A for more information on the Company’s use of non-GAAP metrics, including GAAP to non-GAAP reconciliations.
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue Growth in excess of our markets
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA as a Percentage of Net Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Inventory Velocity Improvement
Measure:: 6
Pay vs Performance Disclosure
Name	On-time Shipment Performance
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,896,910)	$ (11,132,369)	$ (9,472,554)	$ (7,513,579)	$ (7,615,713)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,352,366	18,504,501	3,338,027	12,131,903	14,455,226
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,041,893)	8,861,419	(19,164,110)	12,448,578	(2,147,538)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,972,788	3,088,709	(1,728,323)	1,432,299	15,955,710
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,077,222)	(2,073,091)	(3,178,153)	(1,428,038)	(1,023,726)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,164,597	2,621,341	901,518	2,305,895	2,305,459
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(924,955)	737,908	(2,611,814)	2,487,675	(858,487)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 153,160	$ 92,912	$ (324,344)	$ 407,212	$ 4,207,903